UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  SEPTEMBER 30, 2002
Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ]  is a restatement.
                                       [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FLETCHER INTERNATIONAL LIMITED
Address:          C/O HSBC TRUST CORPORATION (CAYMAN) LIMITED
                  P.O. BOX 1109
                  MARY STREET
                  GRAND CAYMAN, CAYMAN ISLANDS, B.W.I.

Form 13F File Number: 28-6011


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             DENIS KIELY
Title:            DEPUTY CHIEF EXECUTIVE OFFICER
                  OF FLETCHER ASSET MANAGEMENT, INC. AS INVESTMENT
                  ADVISOR FOR FLETCHER INTERNATIONAL, LTD.
Phone:            (212) 284-4800

Signature, Place, and Date of Signing:


/s/ DENIS KIELY
----------------------------   ------------------------  ---------------------
    DENIS KIELY                 NEW YORK, NEW YORK       NOVEMBER 14, 2002
    DEPUTY CHIEF
    EXECUTIVE OFFICER



Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0

Form 13F Information Table Entry Total:                       0

Form 13F Information Table Value Total:                       $0


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None